Segment Information (Tables)	6 Months Ended
Jun. 30, 2014
Segment Information
Reporting Information by Segment
	Drybulk Segment		Tanker Segment		Drilling Rigs Segment		Total
	Six-month period ended June 30		Six-month period ended June 30,		Six-month period ended June 30,		Six-month period ended June 30,

	2013	2014	2013	2014	2013	2014	2013	2014

Revenues from external customers	$ 93,798	$ 103,024	$ 55,644	$ 79,938	$ 506,279	$ 802,197	$ 655,721	$ 985,159
Income tax expense	-	-	-	-	(24,575)	(23,933)	(24,575)	(23,933)
Net income/(loss)	(168,575)	(79,376)	5,246	(1,380)	46,222	68,324	(117,107)	(12,432)

	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014	December 31, 2013	June 30, 2014

Total assets	$ 1,777,176	$ 1,792,728	$ 671,842	$ 656,212	$ 7,674,674	$ 8,172,075	$10,123,692	$ 10,621,015